Utility Plant and Leases - Schedule of Capital Leases of Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Capital leases of equipment	$ 4,584	$ 5,763
Less: accumulated amortization	(1,043)	(287)
Net capital leases	$ 3,541	$ 5,476